SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities [Abstract]
Warrant liability	$ 4,428	$ 7,335
Derivative Liability	7,386
Money Market
Assets
Cash equivalents – money market	538,950	827,118	73,005
Restricted cash equivalents – money market		4,100	4,144
Level 1
Liabilities [Abstract]
Warrant liability	0	0
Level 1 | Money Market
Assets
Cash equivalents – money market	538,950	827,118	73,005
Restricted cash equivalents – money market		4,100	4,144
Level 2
Liabilities [Abstract]
Warrant liability	0	0
Level 2 | Money Market
Assets
Cash equivalents – money market	0	0	0
Restricted cash equivalents – money market		0	0
Level 3
Liabilities [Abstract]
Warrant liability	4,428	7,335
Derivative Liability	7,386
Level 3 | Money Market
Assets
Cash equivalents – money market	$ 0	0	0
Restricted cash equivalents – money market		$ 0	$ 0